SCHEDULE OF OPERATING LEASE TERM (Details)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Weighted-average remaining lease term for operating leases	5 years	6 years		10 years
Weighted-average discount rate for operating leases	3.87%	3.83%		4.75%
Greens Natural Foods, Inc. [Member]
Weighted-average remaining lease term for operating leases			5 years
Weighted-average discount rate for operating leases			1.30%